Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
15. Property, plant and equipment
The movements in 2021 and 2020 were as follows:

	Land	Freehold buildings	Leasehold buildings	Fixtures, fittings and equipment	Computer equipment	Total
	£m	£m	£m	£m	£m	£m
Cost
1 January 2020	34.3	26.2	1,048.8	212.4	423.9	1,745.6
Additions	—	8.9	135.7	25.0	48.7	218.3
New acquisitions	—	—	0.2	—	0.2	0.4
Disposals	—	(0.2)	(99.1)	(41.1)	(83.7)	(224.1)
Exchange adjustments	—	4.7	(33.1)	(7.0)	(7.4)	(42.8)
31 December 2020	34.3	39.6	1,052.5	189.3	381.7	1,697.4
Additions	14.3	8.9	134.5	31.5	74.0	263.2
New acquisitions	—	—	1.5	1.3	1.2	4.0
Disposals	(0.1)	(0.6)	(108.3)	(60.0)	(56.4)	(225.4)
Exchange adjustments	(5.3)	13.5	(5.2)	(12.6)	(8.7)	(18.3)
31 December 2021	43.2	61.4	1,075.0	149.5	391.8	1,720.9
Depreciation and impairment
1 January 2020	—	4.2	443.3	111.2	310.9	869.6
Charge for the year	—	1.2	76.6	33.2	63.8	174.8
Impairment charges included within restructuring costs	—	—	72.1	6.3	1.3	79.7
Other write-downs	—	—	2.6	—	—	2.6
Disposals	—	—	(79.0)	(38.3)	(82.5)	(199.8)
Exchange adjustments	—	(3.1)	(5.2)	(5.5)	(6.6)	(20.4)
31 December 2020	—	2.3	510.4	106.9	286.9	906.5
Charge for the year	—	1.0	66.5	27.6	56.1	151.2
Impairment charges included within restructuring costs	—	—	7.1	1.8	0.9	9.8
Disposals	—	—	(108.2)	(55.9)	(55.1)	(219.2)
Exchange adjustments	—	(0.6)	(6.2)	(8.5)	(8.5)	(23.8)
31 December 2021	—	2.7	469.6	71.9	280.3	824.5
Net book value
31 December 2021	43.2	58.7	605.4	77.6	111.5	896.4
31 December 2020	34.3	37.3	542.1	82.4	94.8	790.9
January 1, 2020	34.3	22.0	605.5	101.2	113.0	876.0
At 31 December 2021, capital commitments contracted, but not provided for in respect of property, plant and equipment, were £107.3 million (2020: £132.5 million).